EQUITY	12 Months Ended
Dec. 31, 2010
EQUITY
NOTE 12 – EQUITY

Common Stock

On March 22, 2010, the Company’s Board of Directors approved a 20 for 1 forward stock split (the “Forward Split”) of the Company’s common stock in the form of a stock dividend. The record date for the Forward Split was April 19, 2010, the payment date was May 7, 2010 and the ex-dividend date was May 10, 2010.  All share and per share information has been retroactively adjusted to reflect the Forward Split.  The par value of the Company’s common stock was unchanged by the Forward Split.

On December 29, 2010, the Company’s stockholders approved an increase in total authorized shares of common stock from 300,000,000 to 1,500,000,000, par value $0.001 per share.

Cancellation Agreement

Pursuant to a Cancellation Agreement, dated May 24, 2010, between the Company and Linda Farrell, its majority stockholder at that time, all 150,200,000 shares of the Company’s common stock held by Ms. Farrell were returned to the Company and cancelled (the “Cancellation”) in exchange for $20,000 cash and reimbursement of legal fees of $1,500. Immediately prior to the Cancellation, Ms. Farrell was the beneficial owner of approximately 67.3% of the Company’s outstanding common stock, accordingly, the Cancellation may be deemed a change in control. The cash and legal fee reimbursement were paid by a Company shareholder on the Company’s behalf and have been treated as contributed capital in the statement of changes in stockholders’ equity (deficit).

Private Placement Completed July 2010

On May 24, 2010, the Company completed the initial closing of a private placement offering (the “Offering”) of shares of the Company’s common stock, at $0.10 per share, to foreign and accredited investors (the “Investors”). The Company sold an aggregate of 23,000,000 shares in the initial closing of the Offering, resulting in gross proceeds of $2,300,000. On June 22, 2010 and June 29, 2010, the Company completed additional interim closings of the Offering, at $0.10 per share, to additional Investors, through which the Company sold 15,000,000 additional shares, resulting in aggregate additional gross proceeds of $1,500,000. The Company incurred closing costs of $42,572 related to the initial and interim sales of 38,000,000 shares pursuant to the Offering, resulting in net proceeds from the Offering of $3,757,428.

The Company granted registration rights to the Investors in this private placement and filed a registration statement on Form S-1 with the SEC on November 11, 2010, which was declared effective on December 22, 2010. No underwriting discounts or commissions were paid or are payable in connection with the Offering.

The Company was not able to file the registration statement by the date required by the Offering. The Company is obligated to pay liquidated damages of $36,000. As of December 31, 2010, the Company recorded an accrual for liquidated damages of $36,000, which is included in accrued liabilities on the consolidated balance sheet and general and administrative expenses on the consolidated statement of operations. The December 31, 2010 accrual of $36,000 takes into consideration that, during January 2011, shareholders of 17,000,000 shares agreed to waive their right to receive the aforementioned liquidated damages.

Private Placement Completed November 2010

On September 20, 2010, the Company completed an initial closing of a private placement (the “Additional Offering”) in which the Company sold 2,000,000 shares of common stock, at $0.40 per share, for gross proceeds of $800,000.  On October 14, 2010 and November 2, 2010, the Company completed a second closing of the private placement in which the Company sold an additional 1,187,500 shares of common stock, at $0.40 per share, for gross proceeds of $475,000.

The Company granted registration rights to the Investors in this private placement and filed a registration statement on Form S-1 with the SEC on November 11, 2010, which was declared effective on December 22, 2010. No underwriting discounts or commissions were paid or are payable in connection with the Additional Offering.

Capital Contribution

During the twelve months ended December 31, 2010, the Company’s existing stockholders paid certain expenses and accounts payable totaling $167,052 on behalf of the Company.  No shares were issued in exchange for this capital contribution.

Shares for Services

Pursuant to a Consulting Services Agreement and an Advisory Services Agreement, each between the Company and one of two unrelated firms, and each dated as of June 21, 2010 (collectively, the “Professional Services Agreements”), the Company issued, during June 2010, an aggregate of 325,000 shares of common stock as consideration for professional services previously rendered relating to business development and corporate finance. The 325,000 shares issued during June 2010 were valued at $195,000, or $0.60 per share, using the closing price of the Company’s common stock on the date the agreement was executed. The Company recognized non-cash consulting fees of $195,000 during the year ended December 31, 2010 in connection with these issuances.